Schedule of loss before income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating Loss Carryforwards [Line Items]
Total	$ (16,554)	$ (11,106)	$ (10,549)
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Total	(2,213)	(10,933)	(10,549)
Non PRC [Member]
Operating Loss Carryforwards [Line Items]
Total	$ (14,341)	$ (173)